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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Bond Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.6%

 Energy - 0.2%

 Coal & Consumable Fuels - 0.2%

 2,680,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 2,405,300

 Total Energy

 $

 2,405,300

 Health Care Equipment & Services - 0.0%

 Health Care Services - 0.0%

 766,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 736,318

 Total Health Care Equipment & Services

 $

 736,318

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 4,725,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 5,433,750

 Total Semiconductors & Semiconductor Equipment

 $

 5,433,750

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $7,305,483)

 $

 8,575,368

 PREFERRED STOCKS - 0.6%

 Banks - 0.1%

 Diversified Banks - 0.1%

 64,000

 6.50

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99

 $

 1,740,160

 Total Banks

 $

 1,740,160

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 116,000

 7.88

 BB/Baa3

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 3,155,200

 Total Diversified Financials

 $

 3,155,200

 Insurance - 0.3%

 Life & Health Insurance - 0.3%

 153,800

 7.38

 BB+/Ba1

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 3,806,550

 Total Insurance

 $

 3,806,550

 TOTAL PREFERRED STOCKS

 (Cost $8,589,140)

 $

 8,701,910

 CONVERTIBLE PREFERRED STOCKS - 1.1%

 Banks - 0.5%

 Diversified Banks - 0.5%

 5,610

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99

 $

 6,264,687

 Total Banks

 $

 6,264,687

 Real Estate - 0.6%

 Real Estate Operating Companies - 0.6%

 150,400

 CCC+/Caa2

 Forest City Enterprises, Inc., 7.0%, 12/31/99

 $

 8,159,651

 Total Real Estate

 $

 8,159,651

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $13,939,199)

 $

 14,424,338

 ASSET BACKED SECURITIES - 4.3%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 733,333

 A/NR

 TAL Advantage LLC, 4.31%, 5/20/26 (144A)

 $

 735,407

 Total Commercial Services & Supplies

 $

 735,407

 Automobiles & Components - 0.4%

 Automobile Manufacturers - 0.4%

 500,000

 NR/Baa1

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 $

 511,418

 650,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust, 4.2%, 11/8/16

 682,161

 460,945

 A/NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/17 (144A)

 456,884

 1,350,000

 NR/Aa1

 Santander Drive Auto Receivables Trust, 2.66%, 1/15/16

 1,356,152

 1,876,562

 BBB/NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17 (144A)

 1,874,216

 1,300,000

 A/A1

 Santander Drive Auto Receivables Trust, 3.78%, 11/15/17

 1,329,926

 $

 6,210,757

 Total Automobiles & Components

 $

 6,210,757

 Banks - 2.4%

 Diversified Banks - 0.1%

 1,059,063

 0.33

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 1,026,435

 Thrifts & Mortgage Finance - 2.3%

 428,800

 1.32

 AAA/Aaa

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 372,207

 1,470,103

 6.50

 BBB+/A2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 1,505,663

 1,502,344

 NR/A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 1,572,649

 135,241

 0.29

 BBB+/Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 134,470

 310,276

 0.98

 AA/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 300,137

 288,424

 0.64

 AAA/Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 276,553

 554,751

 AAA/B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36 (Step)

 538,546

 1,700,000

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 1,639,016

 2,791,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 2,650,911

 302,902

 0.34

 BBB/Baa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37

 294,900

 666,844

 0.65

 AA+/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 652,649

 2,225,200

 5.07

 AAA/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 2,016,992

 204,657

 0.66

 AA+/Aa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35

 203,978

 1,719,620

 0.59

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 1,637,300

 700,000

 NR/B1

 Credit-Based Asset Servicing and Securitization LLC, 6.019%, 10/25/36 (Step) (144A)

 670,532

 1,180,984

 0.94

 AA+/Aa2

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 1,148,183

 426,668

 0.78

 AAA/NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/34

 403,581

 4,700,000

 0.64

 AAA/Aa2

 First NLC Trust, Floating Rate Note, 9/25/35

 4,388,315

 140,383

 0.35

 A/A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 139,537

 452,616

 0.89

 A/A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 428,295

 68,518

 0.61

 AAA/Aaa

 GSAMP Trust, Floating Rate Note, 7/25/45

 67,958

 496,266

 0.62

 AAA/Aa1

 GSAMP Trust, Floating Rate Note, 9/25/35

 483,338

 1,200,000

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 1,194,120

 477,827

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 4/15/40

 507,980

 4,903,715

 CCC+/Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 1,863,412

 2,200,000

 2.49

 BBB+/Baa3

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 2,013,708

 880,377

 A/NR

 Mid-State Trust, 5.25%, 12/15/45 (144A)

 875,070

 384,767

 0.30

 CCC/Ba3

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 211,051

 30,463

 0.29

 CCC/Caa2

 Morgan Stanley IXIS Real Estate Capital Trust, Floating Rate Note, 11/25/36

 9,681

 1,062,418

 0.50

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 1,014,838

 284,761

 0.36

 BBB/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 279,563

 844,441

 5.91

 AA/A3

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 893,164

 1,435,587

 0.68

 AA+/A3

 Residential Asset Securities Corp., Floating Rate Note, 8/25/35

 1,371,398

 $

 31,759,695

 Total Banks

 $

 32,786,130

 Diversified Financials - 1.4%

 Other Diversified Financial Services - 0.6%

 189,784

 0.68

 AA/Aa2

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 4/25/35

 $

 185,132

 1,700,000

 A/NR

 DT Auto Owner Trust, 3.46%, 1/15/14 (144A)

 1,703,435

 1,400,000

 BBB/NR

 DT Auto Owner Trust, 4.89%, 1/17/17 (144A)

 1,413,280

 367,995

 NR/NR

 DT Auto Owner Trust, 5.92%, 10/15/15 (144A)

 373,249

 1,952,810

 0.65

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 1,912,623

 299,709

 0.48

 AAA/A1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35

 277,928

 800,000

 A/NR

 Prestige Auto Receivables Trust, 3.9%, 7/16/18 (144A)

 814,184

 1,235,259

 AAA/A2

 Sierra Receivables Funding Co LLC, 5.84%, 5/20/18 (144A)

 1,240,682

 $

 7,920,513

 Specialized Finance - 0.8%

 991,477

 NR/Aaa

 321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)

 $

 990,800

 2,467,072

 0.51

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 2,128,733

 4,375,000

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 4,480,669

 1,886,780

 NR/Baa1

 Irwin Home Equity Corp., 5.32%, 6/25/35 (Step)

 1,787,151

 800,000

 0.94

 A/A2

 Irwin Home Equity Corp., Floating Rate Note, 4/25/30

 649,990

 192,883

 0.67

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 188,315

 908,073

 0.59

 AAA/Aaa

 New Century Home Equity Loan Trust, Floating Rate Note, 3/25/35

 838,391

 $

 11,064,049

 Consumer Finance - 0.0%

 900,000

 1.31

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 $

 870,174

 Total Diversified Financials

 $

 19,854,736

 TOTAL ASSET BACKED SECURITIES

 (Cost $62,718,545)

 $

 59,587,030

 COLLATERALIZED MORTGAGE OBLIGATIONS - 17.8%

 Banks - 11.8%

 Thrifts & Mortgage Finance - 11.8%

 2,403,446

 NR/Ba2

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 $

 2,437,402

 1,423,943

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 1,445,631

 1,724,246

 NR/Ba3

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 1,738,688

 1,579,488

 NR/B1

 Banc of America Alternative Loan Trust, 5.5%, 11/25/19

 1,598,151

 2,307,210

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 2,347,060

 1,203,167

 AAA/Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 1,260,333

 2,228,816

 NR/Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 2,289,707

 1,752,209

 B-/NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 1,740,752

 1,897,900

 0.37

 BB-/A

 Banc of America Funding Corp., Floating Rate Note, 8/26/36 (144A)

 1,766,565

 9,204,487

 NR/Ba3

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)

 851,415

 1,352,145

 0.60

 AAA/Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)

 1,107,323

 13,869,303

 3.57

 NR/Ba3

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 973,625

 1,981,266

 2.42

 AAA/Baa2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 1,906,671

 526,630

 AAA/A3

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 542,774

 1,500,000

 0.41

 BBB+/Aa2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 1,373,763

 3,500,000

 NR/Aaa

 Commercial Mortgage Pass Through Certificates, 4.063%, 12/10/44

 3,575,820

 150,000

 NR/Baa3

 Commercial Mortgage Pass Through Certificates, 5.949%, 6/9/28 (144A)

 152,345

 801,456

 0.54

 AAA/Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17 (144A)

 760,418

 1,710,660

 0.58

 AAA/Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17 (144A)

 1,588,852

 1,370,065

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 1,332,198

 911,758

 AAA/Ba1

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 907,806

 1,258,151

 AAA/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 1,267,663

 1,495,262

 AAA/Ba1

 Countrywide Alternative Loan Trust, 5.125%, 3/25/34

 1,518,371

 1,260,024

 BB/B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 1,277,733

 6,443,051

 CCC/NR

 Countrywide Alternative Loan Trust, 5.5%, 4/25/35

 3,325,278

 1,828,957

 BB/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 1,721,741

 1,951,820

 AAA/NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 2,003,965

 1,351,473

 0.69

 B-/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 1,263,299

 476,361

 BB-/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 1/25/35

 475,546

 1,789,172

 4.82

 AAA/Baa3

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 12/25/33

 1,716,559

 516,093

 0.61

 AAA/Aa3

 Downey Savings & Loan Association Mortgage Loan Trust, Floating Rate Note, 7/19/44

 390,071

 1,250,000

 A/A2

 Extended Stay America Trust, 4.86%, 11/5/27 (144A)

 1,265,668

 637,350

 CCC/NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 599,326

 403,675

 5.65

 NR/Baa1

 First Horizon Asset Securities, Inc., Floating Rate Note, 10/25/34

 407,237

 602,126

 2.62

 AAA/B1

 First Horizon Asset Securities, Inc., Floating Rate Note, 4/25/35

 569,264

 298,131

 AAA/Aaa

 First Union Commercial Mortgage Securities, Inc., 7.12%, 11/18/29

 299,079

 3,375,000

 AAA/NR

 GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/41

 3,641,797

 800,000

 5.31

 A/A2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 4/10/40

 780,655

 900,000

 NR/Aaa

 GS Mortgage Securities Corp II, 5.56%, 11/10/39

 1,013,954

 1,770,000

 NR/Aa3

 GS Mortgage Securities Corp II, 5.591%, 11/10/39

 1,849,910

 1,000,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 983,600

 459,475

 2.76

 BBB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 1/25/35

 399,908

 295,215

 5.74

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 249,615

 980,438

 2.73

 AAA/B1

 GSR Mortgage Loan Trust, Floating Rate Note, 6/25/34

 968,522

 1,888,358

 2.75

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 1,863,313

 985,976

 0.96

 AAA/A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 858,422

 674,312

 1.04

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 639,177

 1,140,830

 0.59

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 5/25/36

 1,046,452

 851,954

 0.59

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 8/25/36

 760,669

 1,600,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 1,674,688

 1,350,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.171%, 8/15/46

 1,450,800

 2,000,000

 2.14

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/28 (144A)

 2,026,450

 1,100,000

 0.40

 A-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 1,011,990

 1,750,000

 5.15

 AA+/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/12/35

 1,765,059

 1,358,327

 0.62

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 1,317,634

 1,000,000

 4.65

 BBB+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 985,485

 2,624,293

 BBB/Ba2

 JP Morgan Mortgage Trust, 6.0%, 9/25/34

 2,682,679

 1,842,676

 2.27

 AAA/Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 1,874,604

 2,497,143

 4.46

 AAA/Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 2,546,788

 1,949,378

 2.50

 AAA/A2

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 1,964,466

 1,376,985

 4.89

 AAA/A2

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 1,390,877

 972,261

 2.54

 AAA/NR

 JP Morgan Mortgage Trust, Floating Rate Note, 7/25/34

 988,509

 2,923,629

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 2,976,082

 2,800,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 10/15/35 (144A)

 2,761,315

 396,432

 1.09

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 10/25/37 (144A)

 381,998

 795,841

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)

 787,102

 1,065,871

 0.49

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 852,760

 1,354,681

 5.25

 BB+/B3

 Mastr Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 1,274,143

 641,098

 A-/NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 640,464

 453,021

 B-/NR

 MASTR Alternative Loans Trust, 5.5%, 1/25/35

 462,359

 1,693,417

 B+/NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 1,737,800

 2,328,035

 AAA/NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 2,295,843

 3,277,340

 B/NR

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 3,261,025

 1,374,186

 6.80

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 1,443,948

 388,554

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 390,085

 133,649

 5.44

 AAA/NR

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 2/12/39

 133,620

 2,531,229

 0.70

 AAA/Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 3/25/30

 2,334,996

 1,534,324

 0.47

 AAA/A3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 1,362,098

 2,950,000

 NR/NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36 (144A)

 2,853,092

 1,238,832

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 1,206,683

 857,524

 B+/B2

 RAAC Series, 6.0%, 1/25/32

 875,122

 1,240,513

 AA-/NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 1,258,233

 1,032,864

 B-/NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 1,037,638

 2,028,706

 B/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 1,824,770

 2,579,328

 BBB+/NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 2,643,958

 1,420,904

 1.03

 AAA/A3

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 1,143,798

 1,606,966

 0.46

 AAA/Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 1,395,900

 1,722,284

 0.86

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 1,462,488

 1,103,465

 B-/B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 1,087,393

 1,566,153

 2.75

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 1,526,360

 8,510,000

 3.16

 NR/Caa3

 Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A)

 1,294,031

 2,890,000

 5.53

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A) (c)

 29

 1,580,441

 4.14

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 1,587,436

 2,792,555

 0.98

 AAA/A2

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 2,565,110

 4,470,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 5,008,076

 1,435,000

 AA/Aa3

 Timberstar Trust, 5.747%, 10/15/36 (144A)

 1,571,618

 3,787,250

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41

 4,061,773

 2,500,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 2,507,762

 724,870,647

 0.01

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 523,357

 3,428,278

 2.45

 AA/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 3,322,717

 1,643,933

 2.55

 AA+/Baa3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/34

 1,623,974

 225,099

 2.49

 CC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 221,506

 3,566,037

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 3,724,651

 1,819,357

 AAA/Ba2

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 1,879,238

 891,578

 AAA/A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 900,516

 1,380,188

 2.62

 NR/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 1/25/35

 1,214,535

 620,408

 2.71

 AAA/Aa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 616,651

 538,798

 4.54

 AAA/A1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 544,928

 680,837

 2.64

 BBB-/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 660,916

 70,741

 5.61

 B-/NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/36

 70,165

 252,031

 2.76

 AAA/A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 249,750

 350,000

 5.39

 NR/A2

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 2/15/44 (144A)

 356,251

 $

 162,450,185

 Total Banks

 $

 162,450,185

 Diversified Financials - 2.7%

 Diversified Financial Services - 2.3%

 1,844,940

 A+/NR

 Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34

 $

 1,927,647

 2,544,101

 AAA/NR

 Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35

 2,606,875

 1,325,913

 2.79

 NR/Baa3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 10/25/33

 1,276,711

 63,834

 2.87

 NR/Ba3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 5/25/35

 63,615

 474,561

 2.75

 AAA/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34

 473,072

 1,612,234

 2.88

 AAA/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 7/25/33

 1,611,409

 875,742

 5.06

 AA-/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35

 845,270

 993,475

 NR/B1

 Citicorp Mortgage Securities, Inc., 5.0%, 2/25/36

 1,013,466

 1,200,000

 BBB/A1

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 1,191,809

 1,561,029

 0.36

 BBB+/Aa2

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 2/15/22 (144A)

 1,451,757

 1,900,000

 5.41

 NR/Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 2,056,364

 1,228,057

 D/NR

 JP Morgan Alternative Loan Trust, 5.5%, 3/25/36

 817,176

 1,803,520

 CCC/NR

 JP Morgan Alternative Loan Trust, 6.0%, 3/25/36

 1,270,479

 690,945

 3.88

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 715,344

 1,395,000

 5.67

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,449,960

 838,265

 2.52

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 830,475

 594,844

 0.74

 AAA/Aaa

 Morgan Stanley Capital I, Floating Rate Note, 12/15/20 (144A)

 579,626

 1,153,993

 NR/Ba1

 Residential Accredit Loans, Inc., 5.0%, 7/25/18

 1,175,141

 3,964,396

 NR/Ba1

 Residential Accredit Loans, Inc., 5.0%, 9/25/19

 3,976,000

 1,952,486

 NR/B2

 Residential Accredit Loans, Inc., 5.5%, 12/25/34

 1,970,810

 2,257,518

 AAA/NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 2,282,768

 891,168

 0.43

 CCC/Caa3

 Residential Accredit Loans, Inc., Floating Rate Note, 5/25/47

 548,521

 1,293,999

 2.67

 AAA/Baa1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 1,177,750

 299,735

 5.93

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 12/26/50 (144A)

 301,184

 $

 31,613,229

 Specialized Finance - 0.0%

 559,362

 AAA/NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 $

 567,788

 Asset Management & Custody Banks - 0.1%

 740,306

 3.46

 NR/NR

 Jefferies & Co, Inc., Floating Rate Note, 5/26/37 (144A)

 $

 738,291

 Investment Banking & Brokerage - 0.3%

 257,323

 NR/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.381%, 1/15/49

 $

 257,048

 1,440,000

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 1,538,470

 1,600,000

 7.18

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)

 1,677,835

 1,250,000

 5.76

 BB+/A3

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38

 1,111,525

 $

 4,584,878

 Total Diversified Financials

 $

 37,504,186

 Real Estate - 1.6%

 Mortgage Real Estate Investment Trust - 1.4%

 483,856

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 $

 483,460

 675,000

 7.16

 A+/Baa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 675,690

 1,569,141

 1.59

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 1,487,949

 1,265,863

 1.74

 AA+/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 1,162,315

 3,250,000

 6.45

 CCC-/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 3,173,836

 650,000

 3.49

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/16

 643,590

 1,500,000

 4.60

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 1,489,644

 494,000

 4.50

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/44 (144A)

 475,404

 850,000

 5.62

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 899,602

 1,750,000

 4.77

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 1,804,738

 800,000

 4.89

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 828,153

 5,000,000

 4.29

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)

 5,042,810

 600,000

 5.24

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/43

 624,513

 890,000

 5.16

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 921,117

 $

 19,712,821

 Diversified Real Estate Activities - 0.1%

 1,372,619

 0.68

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 12/15/30

 $

 1,288,892

 Real Estate Services - 0.1%

 989,833

 0.45

 AAA/NR

 Banc of America Large Loan, Inc., Floating Rate Note, 10/15/19 (144A)

 $

 970,037

 405,401

 AAA/NR

 Washington Mutual MSC Mortgage Pass-Through CTFS, 7.0%, 7/25/33

 423,608

 $

 1,393,645

 Total Real Estate

 $

 22,395,358

 Government - 1.7%

 Government - 1.7%

 77

 NR/NR

 Fannie Mae REMICS, 10.3%, 4/25/19

 $

 77

 7,751

 NR/NR

 Fannie Mae REMICS, 10.3%, 4/25/19

 8,772

 2,700,000

 NR/NR

 Fannie Mae REMICS, 5.0%, 3/25/24

 2,830,313

 5,000,000

 NR/NR

 Fannie Mae REMICS, 5.0%, 7/25/33

 5,314,190

 114,660

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 118,412

 5,000,000

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/33

 5,289,558

 352,572

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 360,650

 3,668,529

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 3,779,849

 81,125,294

 0.68

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 3,660,617

 13,985,446

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 1,130,583

 $

 22,493,021

 Total Government

 $

 22,493,021

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $253,788,900)

 $

 244,842,750

 CORPORATE BONDS - 34.9%

 Energy - 3.6%

 Oil & Gas Drilling - 0.1%

 1,025,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 1,249,952

 Oil & Gas Equipment & Services - 0.3%

 2,815,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 3,730,697

 125,000

 BBB/Baa2

 Weatherford International, Ltd., 5.95%, 4/15/42

 124,114

 $

 3,854,811

 Oil & Gas Exploration & Production - 0.8%

 2,292,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 2,561,310

 1,051,089

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20

 1,158,310

 901,000

 BBB/Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 1,051,843

 1,245,159

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.832%, 9/30/16 (144A)

 1,335,433

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,102,500

 2,080,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 2,345,200

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,165,000

 $

 10,719,596

 Oil & Gas Refining & Marketing - 0.7%

 2,900,000

 BB/Ba2

 Coffeyville Resources LLC, 9.0%, 4/1/15 (144A)

 $

 3,103,000

 2,475,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,890,778

 2,890,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,785,417

 $

 9,779,195

 Oil & Gas Storage & Transportation - 1.7%

 435,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 476,896

 1,535,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 1,731,980

 2,900,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,706,238

 3,250,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,795,743

 3,500,000

 BBB-/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 4,047,340

 3,885,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 4,554,183

 1,200,000

 3.56

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 1,051,500

 1,500,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,725,003

 2,200,000

 BBB/Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,405,049

 $

 23,493,932

 Total Energy

 $

 49,097,486

 Materials - 2.0%

 Commodity Chemicals - 0.1%

 1,700,000

 BB/Ba2

 NOVA Chemicals Corp., 8.375%, 11/1/16

 $

 1,887,000

 Specialty Chemicals - 0.2%

 2,400,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 2,985,806

 Construction Materials - 0.3%

 3,328,000

 B-/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 3,194,880

 475,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 490,725

 $

 3,685,605

 Aluminum - 0.2%

 2,425,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 2,610,454

 Diversified Metals & Mining - 0.7%

 3,085,000

 BBB-/Baa3

 AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20

 $

 3,175,489

 5,000,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 4,792,455

 950,000

 BBB/Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

 1,087,845

 $

 9,055,789

 Steel - 0.5%

 500,000

 BBB-/Baa3

 ArcelorMittal , 5.5%, 3/1/21

 $

 490,738

 3,900,000

 BBB-/Baa3

 ArcelorMittal , 6.125%, 6/1/18

 4,097,757

 2,805,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 2,899,669

 $

 7,488,164

 Total Materials

 $

 27,712,818

 Capital Goods - 2.5%

 Aerospace & Defense - 0.2%

 3,020,000

 BB/Ba2

 Esterline Technologies Corp., 6.625%, 3/1/17

 $

 3,125,700

 Building Products - 0.4%

 825,000

 BBB-/Ba2

 Masco Corp., 5.95%, 3/15/22

 $

 826,920

 4,260,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 4,554,234

 $

 5,381,154

 Electrical Components & Equipment - 0.4%

 2,665,000

 BB/Ba2

 Anixter, Inc., 5.95%, 3/1/15

 $

 2,711,638

 2,670,000

 B+/Ba2

 Belden, Inc., 7.0%, 3/15/17

 2,753,438

 $

 5,465,076

 Industrial Conglomerates - 0.3%

 2,950,000

 BBB/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,492,670

 525,000

 A-/A3

 Tyco International Finance SA, 8.5%, 1/15/19

 680,415

 $

 4,173,085

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 910,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 $

 1,081,627

 600,000

 BB/B1

 Oshkosh Corp., 8.5%, 3/1/20

 653,250

 $

 1,734,877

 Industrial Machinery - 0.3%

 2,150,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co, Ltd., 9.5%, 4/15/14

 $

 2,477,303

 1,810,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 2,071,351

 $

 4,548,654

 Trading Companies & Distributors - 0.8%

 495,000

 BB-/Ba2

 ACE Hardware Corp., 9.125%, 6/1/16 (144A)

 $

 520,988

 3,525,000

 BBB-/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 3,418,933

 5,660,000

 BBB/Baa1

 GATX Corp., 6.0%, 2/15/18

 6,286,126

 $

 10,226,047

 Total Capital Goods

 $

 34,654,593

 Transportation - 0.2%

 Airlines - 0.2%

 1,865,000

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 1,967,575

 378,399

 BBB/Baa2

 Southwest Airlines Co., 7.67%, 1/2/14

 394,753

 $

 2,362,328

 Total Transportation

 $

 2,362,328

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 655,000

 BBB+/Baa2

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 690,325

 790,000

 BBB+/Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 841,760

 $

 1,532,085

 Total Automobiles & Components

 $

 1,532,085

 Consumer Durables & Apparel - 0.3%

 Household Appliances - 0.3%

 4,235,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,389,408

 Total Consumer Durables & Apparel

 $

 4,389,408

 Consumer Services - 0.4%

 Education Services - 0.4%

 1,100,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 1,392,831

 3,095,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,532,819

 650,000

 AA-/NR

 Tufts University, 5.017%, 4/15/12

 660,042

 $

 5,585,692

 Total Consumer Services

 $

 5,585,692

 Media - 0.2%

 Broadcasting - 0.2%

 2,650,000

 BB-/B1

 CCO Holdings LLC, 6.625%, 1/31/22

 $

 2,749,375

 Total Media

 $

 2,749,375

 Retailing - 0.1%

 Internet Retail - 0.1%

 800,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 823,922

 Total Retailing

 $

 823,922

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 773,289

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 803,223

 1,512,623

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,604,681

 $

 2,407,904

 Total Food & Staples Retailing

 $

 2,407,904

 Food, Beverage & Tobacco - 0.7%

 Agricultural Products - 0.4%

 5,175,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,646,567

 Packaged Foods & Meats - 0.3%

 3,725,000

 BBB-/Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 $

 4,583,735

 Total Food, Beverage & Tobacco

 $

 10,230,302

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 1,050,000

 BB/Ba3

 HCA, Inc., 7.875%, 2/15/20

 $

 1,153,688

 385,000

 BB/Ba3

 HCA, Inc., 8.5%, 4/15/19

 427,831

 202,000

 BB/B2

 HCA, Inc., 9.875%, 2/15/17

 220,180

 $

 1,801,699

 Total Health Care Equipment & Services

 $

 1,801,699

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Pharmaceuticals - 0.1%

 1,000,000

 AA/A1

 Abbott Laboratories, 5.125%, 4/1/19

 $

 1,179,509

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,454,080

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,633,589

 Banks - 3.9%

 Diversified Banks - 1.1%

 3,515,000

 BBB+/Baa1

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 $

 3,614,253

 3,815,000

 NR/A2

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 3,977,138

 2,820,000

 8.38

 BBB-/Baa3

 Credit Agricole SA, Floating Rate Note, 10/29/49 (144A)

 2,622,600

 625,000

 A/A1

 Export-Import Bank of Korea, 5.875%, 1/14/15

 681,626

 1,855,000

 A/A1

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 2,030,368

 2,000,000

 3.22

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,991,245

 $

 14,917,230

 Regional Banks - 2.8%

 1,585,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 1,595,651

 1,190,000

 A/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,422,888

 3,350,000

 A/A1

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,647,276

 2,505,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 2,850,374

 1,435,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 1,626,643

 6,273,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49

 6,436,594

 1,050,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49

 1,107,036

 1,500,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (144A)

 1,541,565

 4,080,000

 A-/A3

 Sovereign Bank, 8.75%, 5/30/18

 4,777,060

 9,470,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49

 9,506,933

 3,520,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 4,043,695

 $

 38,555,715

 Total Banks

 $

 53,472,945

 Diversified Financials - 7.7%

 Diversified Financial Services - 2.3%

 3,800,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 4,002,274

 1,100,000

 BBB+/Baa2

 Bank of America Corp., 7.75%, 8/15/15

 1,217,377

 875,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 866,688

 300,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 295,170

 375,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 367,875

 250,000

 0.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 247,975

 4,860,000

 AA/Aa3

 General Electric Capital Corp., 5.3%, 2/11/21

 5,263,540

 890,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 892,089

 1,840,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 2,014,682

 2,575,000

 A/Aa3

 JPMorgan Chase & Co., 6.0%, 1/15/18

 2,978,786

 6,140,000

 7.90

 BBB/Baa1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49

 6,726,493

 2,400,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 2,329,200

 1,650,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,633,500

 250,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 248,200

 600,000

 9.99

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 607,260

 750,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 732,375

 250,000

 0.00

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 239,250

 1,250,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,242,500

 400,000

 9.00

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 399,960

 $

 32,305,194

 Specialized Finance - 1.0%

 2,850,000

 BBB/Baa1

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 2,606,522

 2,900,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 3,081,250

 5,205,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 5,120,226

 625,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 622,875

 2,000,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,338,936

 $

 13,769,809

 Consumer Finance - 0.9%

 1,465,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 1,791,239

 2,575,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 3,278,008

 3,155,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,171,374

 4,435,000

 CCC/B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 3,459,300

 $

 11,699,921

 Asset Management & Custody Banks - 0.8%

 3,945,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 4,491,339

 4,050,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,337,996

 2,000,000

 A/A1

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,176,658

 $

 11,005,993

 Investment Banking & Brokerage - 2.7%

 661,173

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 712,070

 11,040,000

 5.79

 BB+/Baa2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 7,576,200

 600,000

 BBB/Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 582,000

 3,125,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 3,179,688

 250,000

 BBB/Baa2

 Jefferies Group, Inc., 8.5%, 7/15/19

 277,500

 3,000,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,011,463

 2,730,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 2,726,683

 3,875,000

 A-/Baa1

 Merrill Lynch & Co, Inc., 5.45%, 2/5/13

 3,984,531

 2,750,000

 BBB+/Baa2

 Merrill Lynch & Co, Inc., 7.75%, 5/14/38

 3,001,419

 3,125,000

 A-/A2

 Morgan Stanley, 5.5%, 1/26/20

 3,047,750

 2,765,000

 A-/A2

 Morgan Stanley, 6.625%, 4/1/18

 2,911,584

 250,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 247,900

 3,450,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 3,379,779

 2,000,000

 A-/A1

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,141,506

 $

 36,780,073

 Total Diversified Financials

 $

 105,560,990

 Insurance - 4.8%

 Life & Health Insurance - 1.7%

 1,850,000

 BBB/Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,162,197

 1,690,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 2,139,324

 3,380,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 3,151,850

 4,200,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 5,764,500

 4,250,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 4,703,296

 2,800,000

 A/Baa2

 Prudential Financial, Inc., 5.15%, 1/15/13

 2,895,127

 2,140,000

 8.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 2,525,200

 $

 23,341,494

 Multi-line Insurance - 1.0%

 3,960,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 4,032,912

 3,035,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 3,254,801

 4,620,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 4,158,000

 85,000

 10.75

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)

 113,688

 2,650,000

 A+/A3

 Loews Corp., 5.25%, 3/15/16

 2,930,457

 $

 14,489,858

 Property & Casualty Insurance - 1.3%

 3,600,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 $

 3,771,266

 2,110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (144A)

 2,026,655

 700,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 792,208

 5,000,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 5,408,050

 2,000,000

 A/A2

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,457,188

 3,785,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49

 3,188,862

 $

 17,644,229

 Reinsurance - 0.8%

 1,000,000

 0.00

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 $

 997,200

 800,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 777,680

 600,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 588,300

 400,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 397,280

 5,048,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,397,064

 1,450,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 1,341,250

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 241,725

 1,400,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 1,351,980

 $

 11,092,479

 Total Insurance

 $

 66,568,060

 Real Estate - 2.9%

 Diversified Real Estate Investment Trust - 0.9%

 4,555,000

 BBB+/Baa1

 Dexus Property Group, 7.125%, 10/15/14 (144A)

 $

 4,916,813

 1,765,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 1,852,923

 725,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 789,689

 1,050,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 1,048,570

 3,455,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 3,576,357

 $

 12,184,352

 Office Real Estate Investment Trust - 0.2%

 770,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 753,748

 1,607,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 1,666,085

 $

 2,419,833

 Retail Real Estate Investment Trust - 0.2%

 2,905,000

 BB+/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 3,296,022

 Specialized Real Estate Investment Trust - 1.3%

 860,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.0%, 11/15/13

 $

 911,118

 4,125,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 4,538,552

 2,425,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,658,639

 4,175,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 4,578,710

 4,285,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,524,163

 540,000

 BBB/Baa2

 Ventas Realty LP, 6.75%, 4/1/17

 557,492

 $

 17,768,674

 Diversified Real Estate Activities - 0.3%

 4,125,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 4,859,889

 Real Estate Operating Companies - 0.0%

 180,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $

 177,750

 Total Real Estate

 $

 40,706,520

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 447,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 436,942

 Total Software & Services

 $

 436,942

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.3%

 3,100,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,696,146

 Total Semiconductors & Semiconductor Equipment

 $

 3,696,146

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.0%

 2,530,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 2,583,762

 580,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 582,900

 1,990,000

 BB/Baa3

 Embarq Corp., 7.082%, 6/1/16

 2,241,180

 800,000

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 795,398

 3,950,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 4,049,382

 2,750,000

 BBB+/Baa1

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,906,673

 $

 13,159,295

 Wireless Telecommunication Services - 0.6%

 3,015,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 3,102,182

 1,625,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,806,070

 3,355,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 3,446,326

 $

 8,354,578

 Total Telecommunication Services

 $

 21,513,873

 Utilities - 2.8%

 Electric Utilities - 1.5%

 980,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,179,243

 699,920

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 703,797

 3,365,000

 BBB+/A3

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,306,849

 1,167,768

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 1,197,219

 357,000

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 285,600

 1,925,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 1,964,822

 610,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 9.375%, 1/28/20 (144A)

 682,374

 910,000

 BBB/Baa2

 Nevada Power Co., 6.5%, 8/1/18

 1,120,372

 900,227

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 918,232

 2,690,000

 BBB-/Baa3

 Public Service Co of New Mexico, 7.95%, 5/15/18

 3,265,636

 2,200,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49

 2,246,706

 3,550,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 4,130,460

 $

 21,001,310

 Gas Utilities - 0.2%

 2,377,049

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 2,577,267

 Multi-Utilities - 0.5%

 5,055,000

 BBB+/Baa2

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,679,540

 369,080

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 346,935

 $

 6,026,475

 Independent Power Producers & Energy Traders - 0.6%

 2,675,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

 $

 2,815,438

 2,105,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,215,386

 1,016,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,021,080

 2,460,130

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,623,212

 $

 8,675,116

 Total Utilities

 $

 38,280,168

 TOTAL CORPORATE BONDS

 (Cost $439,362,507)

 $

 481,216,845

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.6%

 1,990,993

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 $

 2,090,091

 2,586,837

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 2,715,188

 5,729,312

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 6,013,583

 1,100,000

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 1,154,579

 2,200,000

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 2,309,501

 2,495,393

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/41

 2,619,207

 113,250

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 120,875

 2,193,828

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 2,340,927

 1,418,619

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 1,510,637

 984,034

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 1,047,862

 1,244,924

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 1,337,102

 2,489,750

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 2,656,691

 2,123,634

 AAA/Aaa

 Fannie Mae, 4.5%, 2/1/41

 2,262,044

 373,968

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 399,043

 4,689,085

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 5,003,495

 4,476,743

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 4,776,915

 3,826,708

 AAA/Aaa

 Fannie Mae, 4.5%, 8/1/40

 4,076,119

 1,040,423

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 1,138,106

 1,254,770

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/20

 1,372,577

 51,670

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 56,085

 161,682

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/20

 175,675

 93,025

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 100,741

 1,161,769

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 1,258,137

 1,591,864

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/23

 1,737,340

 2,662,385

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,877,267

 2,409,591

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,624,405

 3,546,352

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 3,832,581

 4,086,316

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 4,416,126

 2,521,819

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,725,356

 2,574,914

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/40

 2,782,737

 724,883

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/17

 784,168

 304,010

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 334,262

 606,404

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 666,784

 1,616,060

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 1,764,853

 1,331,769

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/36

 1,454,388

 147,211

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 161,777

 1,497,744

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/36

 1,635,644

 150,657

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 165,752

 577,740

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 634,905

 2,946,325

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/34

 3,232,790

 218,277

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 238,156

 809,135

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/19

 884,341

 2,234

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 2,496

 10,285

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/32

 11,489

 205,675

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 229,772

 69,371

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/34

 77,163

 719,489

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/35

 796,592

 69,717

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/33

 77,885

 45,840

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 50,988

 1,861,868

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/35

 2,061,390

 83,136

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/32

 92,876

 100,641

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/33

 112,432

 14,867

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 16,536

 38,401

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 42,715

 22,062

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 24,664

 305,472

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 341,262

 22,552

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 25,194

 532,343

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 594,713

 792,674

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/35

 885,545

 24,290

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 27,136

 399,487

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/35

 442,297

 75,831

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/16

 82,027

 1,161,985

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/38

 1,289,774

 359,135

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 401,212

 927,046

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 1,035,660

 348,256

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 384,053

 15,831

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 17,686

 554,955

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/34

 619,975

 3,663

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 4,093

 2,173

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/32

 2,428

 62,867

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 69,928

 230,571

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 256,469

 665,595

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 740,354

 43,037

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 47,871

 1,358

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 1,449

 8,481

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/31

 9,702

 22,381

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 25,492

 12,252

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 13,955

 131,252

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 149,492

 759,976

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/37

 857,279

 221,066

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/31

 252,340

 13,249

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 15,091

 67,663

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/33

 77,066

 106,972

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 121,927

 6,217

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/31

 7,081

 32,018

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 36,468

 189,268

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 216,518

 17,735

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 19,971

 70,238

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 80,065

 16,309

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/31

 18,576

 31,588

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 35,978

 21,208

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 24,155

 50,059

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 59,339

 2,897

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 3,358

 10,379

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 12,032

 41,152

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 47,711

 55,867

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 64,771

 20,933

 AAA/Aaa

 Fannie Mae, 7.0%, 4/1/31

 24,266

 11,114

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/21

 12,752

 34,883

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 40,443

 11,101

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 12,870

 1,995

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/30

 2,119

 1,753

 AAA/Aaa

 Fannie Mae, 7.5%, 8/1/20

 1,991

 1,062

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,286

 4,616

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 5,514

 1,201

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 1,278

 849

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 877

 15,250

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 18,459

 2,858

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 3,300

 1,038

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 1,253

 424

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 492

 812

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 982

 1,386,898

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 1,486,988

 695,949

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 746,175

 2,762,345

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 3,004,861

 2,337,721

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 2,520,099

 72,779

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 78,571

 95,371

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 102,880

 1,542,264

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 1,663,548

 2,231,223

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 2,404,944

 115,748

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 126,689

 485,439

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 531,326

 289,825

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 316,270

 672,261

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 734,334

 1,560,554

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 1,702,946

 943,325

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 1,033,083

 114,321

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 127,937

 263,530

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 294,753

 92,978

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 103,994

 81,019

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 90,618

 434,124

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 485,559

 320,532

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 361,183

 84,541

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 94,557

 263,424

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 291,258

 31,158

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 34,869

 218,076

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 244,049

 571,394

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 639,448

 95,406

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 106,769

 61,063

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 68,298

 323,665

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 358,775

 1,853,324

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 2,049,156

 242,007

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 262,131

 323,119

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 360,038

 178,265

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 198,633

 1,571,321

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 1,750,859

 470,584

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 521,632

 1,014,585

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 1,124,644

 170,897

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/34

 192,274

 480,339

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 535,222

 440,203

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 492,357

 460

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 525

 375

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 428

 1,202

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 1,368

 55,876

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 63,891

 165,835

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 189,554

 657

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 752

 314,227

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 357,671

 3,975

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,525

 377

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/13

 385

 1,239

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 1,417

 22,450

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 25,666

 22,435

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 25,585

 569

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 648

 16,664

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 18,968

 342

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 389

 3,451

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 3,928

 38,693

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 44,043

 36,049

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 41,675

 2,715

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 3,090

 4,776

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,437

 8,262

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 9,639

 185,862

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 202,378

 485,716

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 528,879

 785,814

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 860,565

 656,418

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 720,706

 739,098

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/35

 808,020

 88,471

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 2/15/34

 96,942

 497,613

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 544,016

 151,626

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 165,765

 825,204

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 902,155

 55,617

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 60,804

 629,833

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/38

 687,778

 22,188

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 5/15/34

 24,218

 189,759

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/33

 207,810

 5,585,342

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 6,095,708

 648,556

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 710,250

 155,785

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/35

 170,312

 415,559

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 455,354

 369,796

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/34

 409,557

 992,877

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/35

 1,104,285

 361,183

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 395,996

 4,144

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 4,545

 392,632

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/33

 434,848

 285,778

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 317,666

 488,215

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 546,963

 124,093

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 136,674

 552,080

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 605,291

 247,438

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 278,141

 312,770

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 350,406

 639,515

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 716,469

 161,080

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/18

 177,411

 617,006

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/19

 679,560

 1,245,066

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/34

 1,397,222

 74,492

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 81,928

 366,909

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 402,502

 396,391

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 436,578

 145,507

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 163,016

 282,982

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 317,034

 179,679

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 201,160

 3,471

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 3,841

 52,347

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/33

 58,650

 532,357

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 597,415

 252,148

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 283,435

 219,932

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 247,222

 1,398,427

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 1,567,168

 1,302,576

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/35

 1,459,318

 518,738

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 570,308

 714,925

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 787,406

 42,330

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 47,583

 54,134

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 60,851

 102,177

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 114,855

 404,271

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 443,615

 508,660

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 571,776

 26,966

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 29,649

 54,091

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/19

 59,575

 144,766

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 164,298

 300,506

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 341,754

 76,639

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 87,218

 114,466

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 129,910

 603,623

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 685,063

 625,270

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/36

 705,918

 105,392

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/31

 119,940

 363,926

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/34

 411,434

 282,348

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 323,574

 207,711

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 235,995

 85,189

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 96,683

 109,159

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 120,022

 113,312

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 124,589

 4,704

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/32

 5,354

 794,774

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 910,821

 253,779

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 288,019

 257,452

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 292,187

 426,286

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 485,133

 692,299

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 787,759

 341,989

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 389,038

 519

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 570

 109,444

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/18

 120,780

 147,402

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 167,289

 255,358

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 289,811

 57,856

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 65,842

 123,658

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 135,964

 172,980

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 185,971

 394,990

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 448,282

 33,901

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 37,275

 23,129

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 26,249

 765

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 784

 84,785

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 96,330

 20,893

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 23,811

 1,031,823

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/36

 1,165,286

 167,513

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 184,262

 701,591

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/28

 795,592

 163,819

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 186,127

 124,239

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 141,001

 34,531

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 39,190

 246,348

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 279,585

 394,102

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 445,550

 1,547,575

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,756,373

 29,294

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 34,200

 236,874

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 276,543

 961,233

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 1,118,777

 10,034

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 11,675

 71,651

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/34

 82,575

 10,622

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/35

 12,242

 104,412

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 121,376

 233,867

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 271,863

 16,017

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 18,619

 251,268

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 291,149

 4,605

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/33

 5,353

 10,275

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 11,995

 144,175

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 168,114

 907,241

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 1,055,936

 14,172

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 16,536

 3,211

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 3,746

 74,557

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 86,391

 144,595

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/34

 167,545

 118,376

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 138,385

 25,532

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 29,847

 19,459

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 22,334

 13,811

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/31

 16,054

 56,776

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 66,000

 170,278

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/31

 197,944

 21,500

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 24,913

 98,111

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/35

 113,069

 11

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/26

 13

 7,131

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 8,321

 167,125

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 194,005

 53,698

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 62,584

 44,060

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 51,354

 23,414

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 27,218

 82,065

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 95,090

 41,218

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 47,760

 199,079

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/34

 230,677

 18,573

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/35

 21,424

 411,185

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 476,449

 51,493

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 60,116

 156,258

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 180,082

 134,987

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 155,737

 117,169

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 136,791

 78,108

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 91,188

 24,377

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 28,459

 17,453

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/34

 20,143

 32,324

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/31

 38,437

 40,445

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 47,443

 102,580

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 120,622

 1,881

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/13

 1,952

 24,515

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 29,095

 8,754

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 10,390

 44,494

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/31

 52,909

 4,646

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,489

 41,476

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 49,119

 16,797

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 19,973

 136,068

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 160,685

 22,849

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 27,171

 69,384

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 82,460

 8,211

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/31

 9,762

 2,984

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 3,525

 309,767

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 368,351

 34,780

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 41,358

 12,016

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 13,268

 97,995

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/31

 117,555

 5,791

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/26

 6,867

 16,798

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 17,268

 20,770

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 22,628

 9,387

 AAA/Aaa

 Government National Mortgage Association I, 7.75%, 2/15/30

 11,316

 927,041

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 1,015,662

 405,894

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 444,696

 174,344

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 191,010

 5,491,102

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 5,991,999

 1,186,748

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 1,299,461

 323,469

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 11/20/34

 361,584

 643,458

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 720,083

 588,581

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/34

 658,671

 4,928

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 5,663

 2,039

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 2,343

 65,650

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 75,434

 165,175

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 195,516

 153,335

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 181,056

 4,690

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 5,563

 7,620,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 8,977,312

 1,365,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,640,132

 5,450,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 6,544,256

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/40

 2,403,438

 7,340,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 8,959,388

 8,435,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 10,324,963

 9,068,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 11,108,300

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.625%, 2/15/40

 4,995,624

 5,100,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 6,664,267

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,380,000

 840,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.5%, 8/15/28

 1,124,288

 4,750,000

 AA+/Aaa

 U.S. Treasury Bonds, 6.25%, 8/15/23

 6,578,750

 450,000

 AA+/Aaa

 U.S. Treasury Bonds, 7.875%, 2/15/21

 668,074

 8,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 7,994,376

 2,700,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 2,839,431

 8,750,000

 AA+/Aaa

 U.S. Treasury Notes, 2.75%, 2/15/19

 9,426,078

 6,380,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 7,025,477

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $261,534,249)

 $

 284,581,838

 FOREIGN GOVERNMENT BONDS - 0.3%

 4,600,000

 NR/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 $

 4,586,200

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,566,742)

 $

 4,586,200

 MUNICIPAL BONDS - 6.2%

 Municipal Airport - 0.1%

 1,000,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,127,670

 Municipal Development - 0.8%

 2,925,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,362,375

 2,350,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,623,046

 2,560,000

 BBB/Baa2

 Parish of St John the Baptist Louisiana, 5.125%, 6/1/37

 2,643,046

 2,310,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,458,418

 $

 11,086,885

 Municipal General - 0.4%

 2,750,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 $

 3,098,838

 2,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,697,096

 $

 5,795,934

 Higher Municipal Education - 3.2%

 4,380,000

 AA-/Aa2

 California State University, 5.0%, 11/1/39

 $

 4,631,368

 3,000,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,291,210

 4,600,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,034,332

 2,300,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 2,386,664

 1,500,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,675,845

 1,200,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,349,796

 6,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,788,625

 1,425,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,949,528

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,218,280

 2,850,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 3,164,013

 2,590,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 2,915,485

 2,150,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,407,118

 3,700,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 4,067,817

 1,600,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 1,768,240

 800,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 956,424

 $

 44,604,745

 Municipal Medical - 0.1%

 325,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 352,644

 550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 598,460

 $

 951,104

 Municipal Pollution - 0.5%

 995,000

 BBB+/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 1,012,542

 980,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 980,764

 3,965,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 4,236,365

 $

 6,229,671

 Municipal Transportation - 0.1%

 1,600,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 1,757,040

 Municipal Water - 0.7%

 2,400,000

 AAA/Aa1

 City of Charleston South Carolina, 5.0%, 1/1/35

 $

 2,709,792

 2,800,000

 AAA/Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 3,127,572

 800,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 861,768

 1,415,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 1,622,793

 1,200,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 1,365,528

 $

 9,687,453

 Municipal Obligation - 0.3%

 1,660,000

 AA+/Aa1

 State of Washington, 5.0%, 7/1/18

 $

 2,002,192

 1,400,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 1,542,506

 $

 3,544,698

 TOTAL MUNICIPAL BONDS

 (Cost $76,353,915)

 $

 84,785,200

 SENIOR FLOATING RATE LOAN INTERESTS - 6.9%

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.1%

 960,484

 8.50

 B-/B2

 Hudson Products Holdings,, Inc., Term Loan, 8/24/15

 $

 888,448

 Integrated Oil & Gas - 0.2%

 3,075,686

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 3,144,889

 Oil & Gas Refining & Marketing - 0.1%

 1,457,053

 4.25

 BBB-/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 1,462,881

 Total Energy

 $

 5,496,218

 Materials - 0.4%

 Commodity Chemicals - 0.1%

 785,714

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 $

 787,187

 214,286

 0.00

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 214,420

 $

 1,001,607

 Diversified Chemicals - 0.0%

 198,847

 3.33

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term C Loan (Extended), 10/31/16

 $

 199,910

 55,497

 8.00

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term C2, 12/16/14

 57,665

 $

 257,575

 Specialty Chemicals - 0.2%

 1,620,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 1,630,632

 262,553

 2.85

 BB/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 259,271

 $

 1,889,903

 Metal & Glass Containers - 0.0%

 463,083

 4.50

 B/Ba3

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 464,342

 42,688

 4.50

 B/Ba3

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 42,804

 $

 507,146

 Precious Metals & Minerals - 0.1%

 1,348,500

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 1,352,714

 Total Materials

 $

 5,008,945

 Capital Goods - 0.4%

 Aerospace & Defense - 0.4%

 1,645,875

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 $

 1,585,664

 987,521

 5.56

 B/B2

 DUBAI AEROSPACE ENTERPRISE (DAE), Tranche B-1 Loan, 7/31/14

 980,732

 941,454

 5.56

 B/B2

 DUBAI AEROSPACE ENTERPRISE (DAE), Tranche B-2 Loan, 7/31/14

 934,982

 947,901

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 948,617

 1,585,187

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,567,354

 $

 6,017,349

 Total Capital Goods

 $

 6,017,349

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 2,583,773

 2.25

 B-/Caa1

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 2,331,855

 Office Services & Supplies - 0.0%

 625,000

 0.00

 BB+/NR

 ACCO Brands Corp., 1/4/19

 $

 626,172

 Total Commercial Services & Supplies

 $

 2,958,027

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 462,700

 0.00

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 431,612

 351,403

 5.55

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 327,538

 843,532

 5.55

 NR/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 786,244

 $

 1,545,394

 Total Transportation

 $

 1,545,394

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.4%

 1,037,600

 2.75

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 1,031,928

 1,607,026

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,609,357

 1,061,014

 2.18

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,022,257

 541,333

 2.18

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 521,560

 845,000

 0.00

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 850,809

 717,386

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 718,432

 $

 5,754,343

 Tires & Rubber - 0.3%

 4,190,000

 1.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 4/30/14

 $

 4,183,891

 Automobile Manufacturers - 0.3%

 3,885,638

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 3,953,939

 Total Automobiles & Components

 $

 13,892,173

 Consumer Services - 0.2%

 Casinos & Gaming - 0.1%

 1,075,000

 0.00

 NR/Ba1

 Pinnacle Entertainment, Inc., 3/5/19

 $

 1,079,255

 Restaurants - 0.1%

 995,575

 4.50

 BB-/Ba3

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 995,526

 Specialized Consumer Services - 0.0%

 328,215

 7.00

 B+/B1

 Web Service Co LLC, Term Loan, 9/28/14

 $

 327,395

 Total Consumer Services

 $

 2,402,176

 Media - 1.0%

 Advertising - 0.1%

 1,095,293

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,040,871

 Broadcasting - 0.2%

 0

 0.00

 B+/B1

 Telesat Canada, U.S. Term II Loan, 10/31/14

 $

                           -

 2,884,687

 4.49

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 2,680,748

 $

 2,680,748

 Cable & Satellite - 0.3%

 4,046,802

 3.72

 BB+/Ba1

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 4,041,744

 616,795

 2.74

 B-/B1

 WideOpenWest LLC, Term Loan (First Lien), 6/30/14

 605,230

 $

 4,646,974

 Movies & Entertainment - 0.2%

 997,968

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 996,096

 1,666,000

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 1,668,429

 $

 2,664,525

 Publishing - 0.2%

 2,287,834

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 2,294,029

 Total Media

 $

 13,327,147

 Retailing - 0.1%

 Automotive Retail - 0.1%

 1,405,800

 4.00

 BB+/Ba3

 Autotrader Com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 1,409,736

 Total Retailing

 $

 1,409,736

 Food & Staples Retailing - 0.0%

 Food Retail - 0.0%

 351,479

 2.83

 B+/Ba3

 Pinnacle Foods Group, Inc., Term Loan, 4/19/14

 $

 352,357

 Total Food & Staples Retailing

 $

 352,357

 Food, Beverage & Tobacco - 0.0%

 Packaged Foods & Meats - 0.0%

 306,731

 4.50

 BB/Ba2

 B&G Foods, Inc., Tranche B Term Loan, 10/28/18

 $

 308,648

 Total Food, Beverage & Tobacco

 $

 308,648

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 861,429

 4.25

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 863,582

 Total Household & Personal Products

 $

 863,582

 Health Care Equipment & Services - 1.1%

 Health Care Supplies - 0.4%

 539,625

 3.49

 BB-/B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15

 $

 539,490

 2,208,471

 3.67

 BB-/B1

 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15

 2,207,919

 2,193,975

 7.25

 BB-/Ba3

 Immucor, Inc., Term B Loan, 7/2/18

 2,222,315

 $

 4,969,724

 Health Care Services - 0.0%

 395,000

 4.50

 BB/Ba2

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 $

 397,171

 Health Care Facilities - 0.7%

 1,626,848

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 1,630,915

 2,199,732

 3.99

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 2,171,720

 747,900

 3.49

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 734,230

 1,793,613

 3.72

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,763,814

 1,675,800

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 1,665,159

 1,852,559

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 1,853,717

 $

 9,819,555

 Health Care Technology - 0.0%

 465,507

 4.50

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan (2011), 8/31/17

 $

 467,544

 Total Health Care Equipment & Services

 $

 15,653,994

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.1%

 1,021,534

 4.50

 BB-/NR

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 $

 1,021,854

 Pharmaceuticals - 0.0%

 588,123

 4.00

 BBB-/Ba1

 Endo Pharmaceuticals Holdings, Inc., Term Loan B 2011, 4/14/18

 $

 589,226

 Life Sciences Tools & Services - 0.2%

 2,736,350

 0.00

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 2,712,407

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,323,487

 Diversified Financials - 0.3%

 Diversified Financial Services - 0.2%

 1,736,875

 4.00

 NR/Baa2

 RPI Finance Trust, 6.75 Year Term Loan, 4/13/18

 $

 1,741,217

 1,010,000

 5.25

 NR/Ba2

 WorldPay , Facility B2A, 8/6/17

 1,008,264

 $

 2,749,481

 Specialized Finance - 0.1%

 840,885

 3.50

 BB+/Ba1

 MSCI, Inc., Term B-1 Loan, 3/14/17

 $

 841,410

 Total Diversified Financials

 $

 3,590,891

 Insurance - 0.1%

 Insurance Brokers - 0.1%

 325,388

 2.97

 B/B1

 HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14

 $

 321,644

 1,443,718

 2.97

 B/B1

 HUB International Holdings, Inc., Initial Term Loan, 6/13/14

 1,433,793

 $

 1,755,437

 Total Insurance

 $

 1,755,437

 Software & Services - 0.2%

 IT Consulting & Other Services - 0.1%

 1,663,275

 3.99

 BB/NR

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 1,670,344

 Data Processing & Outsourced Services - 0.0%

 138,514

 4.25

 NR/NR

 Fidelity National Information Services, Inc., Term B Loan, 7/18/16

 $

 139,467

 Application Software - 0.1%

 381,127

 3.25

 BB+/Baa3

 Nuance Communications, Inc., Term C Loan, 3/31/16

 $

 381,604

 Systems Software - 0.0%

 214,129

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 213,727

 Total Software & Services

 $

 2,405,142

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.0%

 937,632

 4.25

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 939,520

 Electronic Components - 0.3%

 2,683,333

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 2,663,208

 495,946

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 492,226

 315,659

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14

 313,292

 368,269

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14

 365,507

 $

 3,834,233

 Total Technology Hardware & Equipment

 $

 4,773,753

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 3,440,310

 4.25

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 3,372,079

 Semiconductors - 0.1%

 987,574

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 989,426

 510,000

 4.25

 NR/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 510,000

 $

 1,499,426

 Total Semiconductors & Semiconductor Equipment

 $

 4,871,505

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 1,180,000

 3.24

 B/B3

 Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14

 $

 1,162,300

 Total Telecommunication Services

 $

 1,162,300

 Utilities - 0.3%

 Electric Utilities - 0.2%

 4,044,646

 4.74

 CCC/B2

 Texas Competitive Electric Holdings Co LLC, 2017 Term Loan (Extending), 10/10/17

 $

 2,258,684

 Independent Power Producers & Energy Traders - 0.1%

 1,359,725

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 $

 1,359,347

 Total Utilities

 $

 3,618,031

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $95,580,919)

 $

 95,736,292

 TEMPORARY CASH INVESTMENTS - 6.5%

 Repurchase Agreements - 6.5%

 29,800,000

 NR/Aaa

 JPMorgan, Inc., 0.13%, dated 3/30/12, repurchase price of $29,800,000 plus accrued interest on 4/2/12 collateralized by $30,396,144 Federal

 National Mortgage Association (ARM), 0.76-5.996%, 6/1/17-4/1/42

 $

 29,800,000

 29,800,000

 NR/Aaa

 RBC Capital Markets, Inc., 0.10%, dated 3/30/12, repurchase price of $29,800,000 plus accrued interest on 4/2/12 collateralized by the following:

 $4,697,840 Freddie Mac Giant, 4.5%, 7/1/41

 $9,277,414 Federal Home Loan Mortgage Corp., 1.946-5.162%, 12/1/35-10/1/38

 $7,703,198 Federal Home Loan Mortgage Association (ARM),

 3.952-4.688%, 11/1/15-9/1/39

 $8,717,548 Federal Home Loan Mortgage Association, 4.0%, 12/1/41-2/1/42

 29,800,000

 29,800,000

 NR/Aaa

 TD Securities, Inc., 0.05%, dated 3/30/12, repurchase price of $29,800,000 plus accrued interest on 4/2/12 collateralized by the following:

 $16,120,916 US Treasury Bond, 3.125%, 11/15/41

 $14,275,095 US Treasury Bill 0.0%, 9/27/12

 29,800,000

 $

 89,400,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $89,400,000)

 $

 89,400,000

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $1,313,139,598) (a)

 $

 1,376,437,771

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 2,468,923

 TOTAL NET ASSETS - 100.0%

 $

 1,378,906,694

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $254,160,507 or 18.4% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,311,281,668 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 102,261,414

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (37,105,311)

 Net unrealized gain

 $

 65,156,103

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).  See Notes to Financial Statements - Note 1A.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund's assets:

 Level 1

  Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                       -

  $        8,575,368

  $              -

  $        8,575,368

 Preferred Stocks

            8,701,910

                           -

                  -

            8,701,910

 Convertible Preferred Stocks

          14,424,338

 Asset Backed Securities

                           -

          59,587,030

                  -

          59,587,030

 Collateralized Mortgage Obligations

                           -

        244,842,750

                  -

        244,842,750

 Corporate Bonds

                           -

        481,216,845

                  -

        481,216,845

 U.S. Government Agency Obligations

                           -

        284,581,838

                  -

        284,581,838

 Foreign Government Bonds

                           -

            4,586,200

                  -

            4,586,200

 Municipal Bonds

                           -

          84,785,200

                  -

          84,785,200

 Senior Floating Rate Loan Interests

                           -

          95,736,292

                  -

          95,736,292

 Temporary Cash Investments

                           -

          89,400,000

                  -

          89,400,000

 Money Market Mutual Funds

                           -

                           -

                  -

                           -

 Total

  $      23,126,248

  $ 1,353,311,523

  $              -

  $ 1,376,437,771

 Other Financial Instruments*

  $             70,446

  $                       -

  $              -

  $             70,446

 * Other financial instruments include futures contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 12/31/11

$
165,568

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

(165,568
)

 Transfers in and out of Level 3**

-

 Balance as of 3/31/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.